Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
14.
Inventories

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Raw materials and consumables	2,122,239	2,452,349	354,242
Work in progress	24,577	25,078	3,623
Finished goods	2,507,632	3,088,062	446,071
Total inventories at the lower of cost and net realizable value	4,654,448	5,565,489	803,936

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	13,444,277	13,685,522	17,425,694	2,517,145
Inclusive of the following charge/(credit):
- Inventories written down	77,466	122,106	125,416	18,116
- Reversal of write-down of inventories	(27,447)	(63,338)	(35,331)	(5,104)

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value or consumed for production.